Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 6,927	$ 6,221	$ 19,560	$ 18,183	$ 24,047	$ 12,541
General and administrative	1,973	1,513	6,032	3,978	7,119	6,037
Total operating expenses	8,900	7,734	25,592	22,161	31,166	18,578
Loss from operations	(8,900)	(7,734)	(25,592)	(22,161)	(31,166)	(18,578)
Other income (expense):
Change in fair value of Series B tranche rights	(10,631)		(11,256)			363
Other expense	(2)	(3)	(22)	(7)	(47)	(59)
Interest income	2	164	138	331	509	228
Total other income (expense), net	(10,631)	161	(11,140)	324	462	532
Net loss and comprehensive loss	(19,531)	(7,573)	(36,732)	(21,837)	(30,704)	(18,046)
Accretion of discount and dividends on redeemable convertible preferred stock	(2,848)	(1,578)	(8,298)	(1,609)	(4,287)	(98)
Net loss attributable to common stockholders	$ (22,379)	$ (9,151)	$ (45,030)	$ (23,446)	$ (34,991)	$ (18,144)
Net loss per share attributable to common stockholders—basic and diluted	$ (21.73)	$ (9.67)	$ (44.58)	$ (25.48)	$ (37.42)	$ (22.88)
Weighted-average number of common shares outstanding—basic and diluted	1,030,000	946,000	1,010,000	920,000	935,000	793,000
Pro forma net loss per share, basic and diluted	$ (21.73)	$ (9.67)	$ (44.58)	$ (25.48)	$ (37.42)	$ (22.88)
Pro forma weighted average common shares outstanding	1,030,000	946,000	1,010,000	920,000	935,000	793,000
Pro Forma [Member]
Other income (expense):
Net loss attributable to common stockholders					$ (30,704)
Net loss per share attributable to common stockholders—basic and diluted					$ (3.35)
Weighted-average number of common shares outstanding—basic and diluted					9,160,000
Pro forma net loss per share, basic and diluted					$ (3.35)
Pro forma weighted average common shares outstanding					9,160,000